Fair Values Of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 Crivo	Dec. 28, 2011 Crivo	Dec. 31, 2012 Customer relationships	Dec. 28, 2011 Customer relationships Crivo	Dec. 31, 2012 Trademarks, copyrights and patents	Dec. 28, 2011 Trademarks, copyrights and patents Crivo	Dec. 28, 2011 Noncompete and other agreements Crivo
Acquired Finite-Lived Intangible Assets [Line Items]
Total identifiable intangible assets		$ 20.2		$ 16.7		$ 1.1	$ 2.4
Estimated Useful Life	18 years		20 years	19 years	40 years	20 years	8 years